Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Asset	Following are the estimated useful lives for the various classifications of assets:
Software	3 years

Equipment	5 years